LEASES (Details - Operating lease asset and liability) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Leases
Right-of-use asset	$ 259	$ 259
Accumulated depreciation	(222)	(186)
Right-of-use asset, net	37	73
Operating lease liabilities
Operating lease liability, current	37	36
Operating lease liability, noncurrent	0	38
Total operating lease liabilities	$ 37	$ 74